ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

May 5, 2009	Rajib Chanda 202-508-4671 202-383-7793 fax rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers Trust II
File Nos. 033-43089; 811-06431

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers Trust II (the “Trust”) hereby certifies that the following forms of statement of additional information that would have been filed by the Trust pursuant to Rule
497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A, which was filed by electronic transmission on April 30, 2009 pursuant to Rule 485(b) under the 1933 Act and is the most recent amendment to the Trust’s Registration Statement on Form N-1A:

(i) Statement of Additional Information for Managers AMG Chicago Equity Partners Mid-Cap Fund, Managers AMG Chicago Equity Partners Balanced Fund, Managers High Yield Fund, and Managers Fixed Income Fund dated May 1, 2009; and

(ii) Statement of Additional Information for Managers Short Duration Government Fund and Managers Intermediate Duration Government Fund dated May 1, 2009.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda

Rajib Chanda